INVESTMENTS - Additional Information (Details) $ in Millions		1 Months Ended							12 Months Ended
	Jul. 21, 2021 shares	Aug. 31, 2021 CNY (¥)	Aug. 31, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Nov. 30, 2020 USD ($) shares	Aug. 31, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥)	Sep. 30, 2018 shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Aug. 31, 2021 USD ($)	Jul. 31, 2021 CNY (¥)	Jul. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Apr. 30, 2021 CAD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Aug. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Feb. 29, 2020	Mar. 31, 2019 USD ($)
Subsidiary, Sale of Stock [Line Items]
Impairment of loss on equity method investment									¥ 7,599,505	$ 1,192,528	¥ 1,172,755		¥ 4,666,128
Proceeds from Sale of Equity Method Investments | ¥													694,628
Income (Loss) from Equity Method Investments									(1,725,152)	(270,714)	(2,165,935)		(2,847,260)
Equity Method Investment, Realized Gain (Loss) on Disposal | ¥											174,295		694,628
Gain on investment									14,300,000	2,200,000
Recognized a loss on change in investment									23,400,000	3,700,000
Shanyeyunye [Member]
Subsidiary, Sale of Stock [Line Items]
Investment made																								$ 900,000
Cost method investment																								900,000
Nanyang Herbs
Subsidiary, Sale of Stock [Line Items]
Impairment Of Investments In Equity And Other Investments									3,300,000	500,000	19,200,000		8,500,000
Skychain Technologies Inc. ("Skychain")
Subsidiary, Sale of Stock [Line Items]
Amount of investment agreed				¥ 10,600,000															$ 4
Amount invested									¥ 4,609,500					$ 723,331				$ 1,700,000
Percentage of shares acquired									15.11%					15.11%
Percentage of debentures acquired				15.11%
Investments for Debentures				¥ 10,600,000														1,700,000
Renewal term of debenture				12 months
Debenture, interest rate				1.00%
Impairment of loss on equity method investment									¥ 1,700,000	300,000
Impairment loss									¥ 4,300,000	$ 700,000
Percentage of equity interest									15.11%	15.11%
Equity method investment ownership ( as a percentage)									15.11%					15.11%
Nanyang Herbs
Subsidiary, Sale of Stock [Line Items]
Percentage of shares acquired																									50.00%
Investment made									¥ 3,300,000		3,300,000			$ 500,000								$ 500,000
Cost method investment									3,300,000		3,300,000			$ 500,000								$ 500,000
Equity method investment ownership ( as a percentage)																									50.00%
Principal Investment Gain (Loss)									¥ 3,300,000	$ 500,000	¥ 3,300,000	$ 500,000
Dragonfly Ventures II, L.P. ("Dragonfly")
Subsidiary, Sale of Stock [Line Items]
Investment made																				¥ 19,500,000	$ 3,000,000.0
Percentage of equity interest									1.19%	1.19%
Cost method investment																				¥ 19,500,000	$ 3,000,000.0
Redblock Inc. ("Redblock")
Subsidiary, Sale of Stock [Line Items]
Investment made																¥ 1,900,000	$ 300,000
Percentage of equity interest									1.00%	1.00%
Cost method investment																¥ 1,900,000	$ 300,000
SMI Vantage("SMI")
Subsidiary, Sale of Stock [Line Items]
Investment income									¥ 8,300,000	$ 1,300,000
Common Stock, Value, Subscriptions				¥ 1,600,000														$ 250,000
Share exercised options paid		¥ 4,900,000	$ 770,000
Shanghai Lingjun Sports Culture Development Co., Ltd. ("Shanghai Lingjun")
Subsidiary, Sale of Stock [Line Items]
Investment made | ¥		6,000,000.0
Percentage of equity interest									12.76%	12.76%
Cost method investment | ¥		6,000,000.0
Hangzhou Lianfang Technology Co., Ltd. ("Hangzhou Lianfang")
Subsidiary, Sale of Stock [Line Items]
Investment made		¥ 2,000,000.0													$ 300,000
Percentage of equity interest		4.00%	4.00%						4.00%	4.00%
Cost method investment		¥ 2,000,000.0													$ 300,000
FF Intelligent Mobility Global Holdings Ltd. ("FF Intelligent")
Subsidiary, Sale of Stock [Line Items]
Investment made					$ 5,000,000.0																					$ 5,000,000.0
Cost method investment					5,000,000.0																					$ 5,000,000.0
Shares acquisition after merger | shares	423,053								423,053	423,053
Gain on investment									¥ 37,700,000	$ 5,900,000
Lock-up period	6 months
Investment recognition recorded					$ 0
FF Intelligent Mobility Global Holdings Ltd. ("FF Intelligent") | Class B ordinary shares
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, New Issues | shares					2,994,011
Leading Choice [Member]
Subsidiary, Sale of Stock [Line Items]
Percentage of equity interest								20.00%			20.00%	20.00%
Equity Method Investment, Realized Gain (Loss) on Disposal											¥ 200,000	$ 30,000.00
Business Combination, Consideration Transferred											200,000	30,000.00
Shares, Issued | shares								21,000,000
Shanyeyunye [Member]
Subsidiary, Sale of Stock [Line Items]
Impairment loss											5,000,000.0	800,000
Investment made							¥ 5,000,000.0																	800,000
Percentage of equity interest							10.00%
Cost method investment							¥ 5,000,000.0																	$ 800,000
Beijingnaonao [Member]
Subsidiary, Sale of Stock [Line Items]
Impairment loss											3,000,000.0	500,000
Investment made						¥ 3,000,000.0																	$ 500,000
Percentage of equity interest						9.09%			9.09%	9.09%
Cost method investment						¥ 3,000,000.0																	$ 500,000
Siva [Member]
Subsidiary, Sale of Stock [Line Items]
Impairment loss											10,000,000.0	$ 1,600,000
Income (Loss) from Equity Method Investments									¥ 1,700,000	$ 300,000	¥ 2,200,000		¥ 2,800,000